Trinity Acquisition-Schedule of Pro Forma Summary (Details) (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Business Combination, Pro Forma Information [Abstract]
Interest income	$ 7,047,709	$ 202,377
Acquisition related cost	$ 68,130